Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.7%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	$1,115	$1,127,515
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	570	574,548
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,090	1,103,883
Series D, Sub Lien, 6.00%, 10/01/42	2,875	2,993,697
Series D, Sub Lien, 7.00%, 10/01/51	1,545	1,642,877
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	315	259,198
Series B1, (AGM), 3.00%, 06/01/50	865	569,263
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	960	846,464
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)(b)	1,890	1,926,513

		11,043,958

Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,890	1,478,137

Arizona — 2.8%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(c)	575	496,181
Series A, 5.00%, 07/01/39(c)	480	441,334
Series A, (BAM), 4.00%, 06/01/44	425	368,513
Series A, 5.00%, 07/01/49(c)	550	473,784
Series A, 5.00%, 07/01/54(c)	425	357,226
Arizona Industrial Development Authority, Refunding RB(c)
Series A, 5.50%, 07/01/52	130	120,868
Series G, 5.00%, 07/01/47	435	379,737
Glendale Industrial Development Authority, RB 5.00%, 05/15/41	65	57,642
5.00%, 05/15/56	575	473,322
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(c)	2,120	1,858,950
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(c)	400	380,196
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(c)	260	207,651
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39(c)	215	196,639
5.00%, 07/01/54(c)	490	415,282
Series A, 4.13%, 09/01/38	775	692,621
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,400	1,117,424
Salt Verde Financial Corp., RB 5.00%, 12/01/32	3,500	3,450,961
5.00%, 12/01/37	6,845	6,726,205

		18,214,536

Arkansas — 1.1%
Arkansas Development Finance Authority, RB(c)
Series A, AMT, 4.50%, 09/01/49	3,095	2,427,721
Series A, AMT, 4.75%, 09/01/49	1,520	1,234,407
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	505	473,301

Security	Par (000)	Value

Arkansas (continued)
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	$840	$713,604
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,596,744
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	463,882

		6,909,659

California — 10.4%
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(d)	1,320	1,336,377
Series A, 4.00%, 04/01/45	1,030	840,299
Series A, 4.00%, 08/15/48	6,335	5,452,718
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	758,189
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	185	185,340
Series A, 5.25%, 08/15/49	460	460,523
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(c)	1,755	1,659,933
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,230	1,248,680
Series I, 5.50%, 11/01/30	2,500	2,554,985
Series I, 5.00%, 11/01/38	955	966,503
California Statewide Communities Development Authority, Refunding RB
4.00%, 03/01/42	1,000	845,854
4.00%, 03/01/48	1,345	1,071,973
Carlsbad Unified School District, Refunding GO, Series B, 6.00%, 05/01/34(e)	1,000	1,038,023
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/49	5,750	4,432,594
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 5.00%, 05/15/46	830	811,144
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(c)	655	404,411
CSCDA Community Improvement Authority, RB, M/F Housing(c)
4.00%, 10/01/56	305	223,245
4.00%, 12/01/56	440	281,461
Series A, 4.00%, 06/01/58	1,860	1,359,362
Senior Lien, 3.13%, 06/01/57	1,595	964,241
Series A, Senior Lien, 4.00%, 12/01/58	945	641,736
Hartnell Community College District, GO, CAB, Series D, 7.00%, 08/01/34(e)	1,650	1,904,265
Kern Community College District, GO, Series C, 5.50%, 11/01/23(d)	2,445	2,500,709
Los Angeles Unified School District, GO, Election of 2008, 5.25%, 07/01/42	1,180	1,237,851
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(f)	8,000	3,756,792
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(e)	2,605	2,566,165
Series B, Election 2006, 0.00%, 08/01/30(f)	1,500	1,135,776
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(d)	5,005	5,062,262
Series J, 5.25%, 05/15/38	1,420	1,431,201

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	$1,550	$1,417,224
San Diego Community College District, GO, CAB, Election 2002, 6.00%, 08/01/27(d)(e)	2,800	3,131,111
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/42	1,515	1,477,314
Series B, AMT, Subordinate, 4.00%, 07/01/56	1,595	1,223,590
San Diego Unified School District, GO(f)
Class A, 0.00%, 07/01/29	2,930	2,307,270
Class A, 0.00%, 07/01/29(g)	2,385	1,858,695
Series A, 0.00%, 07/01/29(g)	685	533,839
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,085	1,094,544
Series A, AMT, 5.25%, 05/01/33	850	852,024
Series A, AMT, 5.00%, 05/01/44	1,090	1,055,803
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 4.00%, 05/01/52	1,705	1,360,957
State of California, Refunding GO, 5.00%, 02/01/38	3,000	3,011,331
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(d)	440	452,318
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	932,327

		67,840,959

Colorado — 4.5%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	1,260	1,347,870
Board of Governors of Colorado State University System, Refunding RB, Series C, (ST HGR ED INTERCEPT PROG), 4.00%, 03/01/47	5,650	4,734,576
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	3,250	3,308,172
Series A, AMT, 5.50%, 11/15/28	1,000	1,015,501
Series A, AMT, 5.50%, 11/15/30	340	345,136
Series A, AMT, 5.50%, 11/15/31	405	411,066
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	4,755	4,826,615
City & County of Denver Colorado Dedicated Excise Tax Revenue, RB, CAB(f)
Series A-2, 0.00%, 08/01/37	1,490	743,644
Series A-2, 0.00%, 08/01/38	915	451,480
Colorado Educational & Cultural Facilities Authority, RB
(ST HGR ED INTERCEPT PROG), 5.50%, 07/01/40	2,510	2,511,009
5.00%, 03/01/50(c)	360	305,360
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(c)	1,690	1,356,428
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	480	485,321
5.25%, 11/01/52	1,000	981,742
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,285	1,036,069
Series A, 5.00%, 08/01/44	1,950	1,869,972
Series A, 3.25%, 08/01/49	1,415	945,412

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued)
Series A, 4.00%, 08/01/49(b)	$1,485	$1,150,630
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	555	448,252
State of Colorado, COP, BAB, Series O, 4.00%, 03/15/44	930	824,017

		29,098,272

Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series A-1, 3.50%, 11/15/51	1,260	1,178,966
Connecticut State Health & Educational Facilities Authority, Refunding RB 5.00%, 12/01/45(b)	5,685	5,449,277
Series I-1, 5.00%, 07/01/42	590	591,804
State of Connecticut, GO, Series A, 4.00%, 01/15/37	1,985	1,857,372

		9,077,419

Delaware — 0.7%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	292,630
Series A, 5.00%, 07/01/48	900	747,236
Delaware State Health Facilities Authority, RB
5.00%, 06/01/43	820	795,929
5.00%, 06/01/48	1,395	1,319,512
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,790	1,736,590

		4,891,897

District of Columbia — 3.8%
District of Columbia, Refunding RB 5.00%, 04/01/35	315	318,359
Catholic Health Services, 5.00%, 10/01/48	1,695	1,671,300
District of Columbia, TA, 5.13%, 06/01/41	1,520	1,520,295
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/40	1,150	995,649
Series A, AMT, 4.00%, 10/01/41	2,470	2,113,194
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(f)	10,170	5,743,487
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(f)	13,485	7,143,490
Class B, Subordinate, (AGM), 4.00%, 10/01/53	1,300	1,027,783
Series B, Subordinate, 4.00%, 10/01/49	1,255	999,009
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	3,000	3,064,434

		24,597,000

Florida — 6.7%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	585	518,290
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	140	136,978
Series A-1, 5.00%, 10/01/33	155	150,073
Series A-1, 5.00%, 10/01/34	155	148,625
Series A-1, 5.00%, 10/01/35	50	47,445
Capital Trust Agency, Inc., RB 5.00%, 01/01/55(c)	305	240,254

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB (continued)
Series A, 5.00%, 06/01/45(c)	$480	$385,992
Series A, 5.00%, 12/15/49	160	144,235
Series A, 5.00%, 12/15/54	140	121,885
Series A, 5.50%, 06/01/57(c)	170	138,530
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	2,791,006
City of Tampa Florida, RB, CAB(f)
Series A, 0.00%, 09/01/49	285	60,601
Series A, 0.00%, 09/01/53	300	50,927
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,755	1,756,952
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	2,699,427
County of Miami-Dade Seaport Department, ARB(d)
Series A, 5.38%, 10/01/23	1,015	1,034,406
Series A, 6.00%, 10/01/23	5,215	5,343,805
Series B, AMT, 6.00%, 10/01/23	4,750	4,849,246
Series B, AMT, 6.25%, 10/01/23	460	471,100
County of Osceola Florida Transportation Revenue, Refunding RB(f)
Series A-2, 0.00%, 10/01/41	275	90,148
Series A-2, 0.00%, 10/01/42	370	114,060
Series A-2, 0.00%, 10/01/43	335	96,825
Series A-2, 0.00%, 10/01/44	345	93,174
Series A-2, 0.00%, 10/01/45	285	71,937
Series A-2, 0.00%, 10/01/46	625	148,176
Series A-2, 0.00%, 10/01/47	605	134,431
Series A-2, 0.00%, 10/01/48	430	89,422
Series A-2, 0.00%, 10/01/49	355	61,643
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(c)	430	287,260
Esplanade Lake Club Community Development District, SAB, Series A-1, 4.13%, 11/01/50	615	471,276
Florida Development Finance Corp., RB 6.50%, 06/30/57(c)	925	846,089
Series A, 5.00%, 06/15/40	155	145,711
Series A, 5.00%, 06/15/50	520	464,720
Series A, 5.00%, 06/15/55	310	272,334
AMT, 5.00%, 05/01/29(c)	270	252,895
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(c)	270	225,347
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	3,515	3,345,535
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(d)	1,735	1,763,038
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	25	25,010
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,465	3,481,902
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,180	1,823,829
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,305	1,360,289
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	210	197,309

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	$1,185	$921,750
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(d)	1,785	1,806,174
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	220	172,517
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(h)(i)	800	506,893
Trout Creek Community Development District, SAB 4.00%, 05/01/40	630	490,786
4.00%, 05/01/51	1,050	722,709
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,265	1,274,751
Westside Community Development District, SAB, 4.00%, 05/01/50	815	601,172

		43,448,889

Georgia — 3.6%
Dalton Whitfield County Joint Development Authority, 4.00%, 08/15/48	3,640	2,993,460
Development Authority for Fulton County, RB, 4.00%, 06/15/49	470	411,794
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	535	446,446
Georgia Housing & Finance Authority, RB, S/F Housing
3.60%, 12/01/44	1,045	827,754
Series A, 3.95%, 12/01/43	120	120,266
Series A, 4.00%, 12/01/48	170	170,382
Series B, 2.50%, 06/01/50	520	303,906
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 4.00%, 06/01/49	1,645	1,642,990
Georgia Ports Authority, RB, 4.00%, 07/01/52	1,915	1,595,712
Griffin-Spalding County Hospital Authority, RB, 4.00%, 04/01/42	2,310	1,965,805
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/35	360	350,202
Series A, 5.00%, 05/15/36	1,860	1,799,271
Series A, 5.00%, 05/15/37	400	383,154
Series A, 5.00%, 05/15/38	1,265	1,202,138
Series A, 5.00%, 05/15/43	330	305,428
Series A, 5.00%, 05/15/49	4,575	4,152,842
Municipal Electric Authority of Georgia, RB 5.00%, 01/01/48	835	765,615
4.00%, 01/01/49	2,105	1,662,374
5.00%, 01/01/56	350	323,267
4.00%, 01/01/59	1,335	1,021,441
Municipal Electric Authority of Georgia, Refunding RB
Sub-Series A, 4.00%, 01/01/49	700	562,395
Series A, Subordinate, 4.00%, 01/01/51	615	489,327

		23,495,969

Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,400,678
State of Hawaii Airports System Revenue, COP AMT, 5.25%, 08/01/25	425	430,052

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, COP (continued)
AMT, 5.25%, 08/01/26	$460	$465,387
State of Hawaii Department of Budget & Finance, Refunding RB, 5.25%, 11/15/37	400	400,166

		2,696,283

Idaho — 0.5%
Idaho Health Facilities Authority, RB 4.00%, 12/01/43	670	559,917
Series 2017, 5.00%, 12/01/46	540	518,777
Series A, 5.00%, 03/01/39	500	497,274
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	2,000	2,002,538

		3,578,506

Illinois — 10.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,673,295
Series A, 5.00%, 12/01/40	1,410	1,280,016
Series A, 5.00%, 12/01/42	1,480	1,306,522
Series A, 5.00%, 12/01/47	480	413,738
Series C, 5.25%, 12/01/35	2,655	2,531,906
Series D, 5.00%, 12/01/46	3,480	3,019,251
Series H, 5.00%, 12/01/36	585	538,802
Series H, 5.00%, 12/01/46	240	209,296
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,120	1,117,272
Series C, 5.00%, 12/01/27	500	494,846
Series C, 5.00%, 12/01/30	605	590,029
Series C, 5.00%, 12/01/34	475	448,281
Series D, 5.00%, 12/01/25	435	433,857
Series F, 5.00%, 12/01/23	310	311,976
Series F, 5.00%, 12/01/24	340	340,165
Series G, 5.00%, 12/01/34	315	299,090
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,870	1,783,275
Chicago Midway International Airport, Refunding RB, Series B, 5.00%, 01/01/46	1,670	1,625,930
Chicago O’Hare International Airport, ARB
Series D, AMT, Senior Lien, 5.00%, 01/01/42	430	417,330
Series A, AMT,Senior Lien, 4.38%, 01/01/53	1,390	1,185,078
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/36	675	623,206
Cook County Community College District No.508, GO 5.50%, 12/01/38	3,075	3,103,090
5.25%, 12/01/43	2,935	2,946,259
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	820	740,218
Series A, 5.00%, 02/15/47	240	199,881
Series A, 5.00%, 02/15/50	130	106,402
Illinois Finance Authority, Refunding RB 4.00%, 03/01/35	1,290	1,147,095
Series A, 5.00%, 11/15/45	1,205	1,147,997
Series C, 5.00%, 02/15/41	555	559,372
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	2,980	3,035,359
Series A, 4.00%, 01/01/42	2,535	2,217,846
Series A, 4.00%, 01/01/46	1,585	1,331,497
Series C, 5.00%, 01/01/37	2,000	2,036,340

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	$2,370	$2,139,344
Metropolitan Pier & Exposition Authority, Refunding RB(f)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,155,046
Series B, (AGM), 0.00%, 06/15/47	22,775	5,886,723
State of Illinois, GO 5.25%, 02/01/31	1,485	1,488,487
5.25%, 02/01/32	2,365	2,369,082
5.50%, 07/01/33	3,000	3,008,322
5.50%, 07/01/38	695	695,630
5.00%, 02/01/39	1,910	1,810,733
5.50%, 05/01/39	795	799,112
Series A, 5.00%, 04/01/38	4,545	4,322,977
Series D, 5.00%, 11/01/28	900	901,147
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	90	90,440
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,225	1,230,270
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/55(c)	390	302,804

		65,414,634

Indiana — 1.4%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	975	989,837
AMT, 7.00%, 01/01/44	2,355	2,391,698
Indiana Finance Authority, RB(d)
Series A, AMT, 5.00%, 07/01/23	2,870	2,892,143
Series A, AMT, 5.25%, 07/01/23	500	504,755
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	780	724,444
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,520	1,523,914

		9,026,791

Iowa — 0.3%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	1,900	1,586,040
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	310	243,439

		1,829,479

Kansas — 0.1%
Ellis County Unified School District No.489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	705	583,161

Kentucky — 0.9%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,500	2,520,960
Kentucky Public Transportation Infrastructure Authority, RB, CAB(e)
Series C, Convertible, 6.45%, 07/01/34	500	535,069
Series C, Convertible, 6.60%, 07/01/39	830	869,950
Series C, Convertible, 6.75%, 07/01/43	1,770	1,846,862

		5,772,841

Louisiana — 1.5%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(d)	860	882,038

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
City of Shreveport Louisiana Water & Sewer Revenue, RB(b)
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	$2,050	$1,746,598
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	4,100	3,362,320
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,527,383
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,587,580
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	605	607,984

		9,713,903

Maryland — 3.0%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	166,548
5.25%, 07/01/44	170	159,541
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/46	1,500	1,503,798
Series A, 4.00%, 07/01/49(b)	3,120	2,691,680
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	1,430	1,440,884
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	305	303,034
Series A, 5.00%, 05/15/42	1,760	1,724,350
Series B, 4.00%, 04/15/45	795	652,135
Maryland Stadium Authority, RB 5.00%, 05/01/28(b)(d)	1,670	1,810,649
5.00%, 05/01/34	2,700	2,847,026
5.00%, 05/01/47(b)	3,225	3,288,352
Maryland State Transportation Authority, Refunding RB, Series A, 2.50%, 07/01/47	4,915	2,906,824

		19,494,821

Massachusetts — 3.0%
Commonwealth of Massachusetts, GO, Series A, 0.00%,	1,975	2,029,311
Massachusetts Development Finance Agency, RB 5.00%, 01/01/48	1,115	1,043,573
5.00%, 10/01/48	830	677,304
Series A, 5.25%, 01/01/42	1,110	1,103,026
Series A, 5.00%, 01/01/47	1,570	1,474,310
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	983,050
5.00%, 04/15/40	400	380,287
5.00%, 09/01/43	750	720,609
Series A, 5.00%, 10/01/35	500	496,062
Series A, 5.00%, 01/01/40	435	424,190
Series A, 5.00%, 10/01/43	750	705,284
Series P, 5.45%, 05/15/59	2,010	2,189,796
Massachusetts Educational Financing Authority, RB Series B, AMT, 2.63%, 07/01/36	90	71,862
AMT, Subordinate, 3.75%, 07/01/47	1,865	1,382,868
Massachusetts Educational Financing Authority, Refunding RB
Series A, AMT, 3.63%, 07/01/32	405	384,002
Series B, AMT, 3.63%, 07/01/34	90	81,524
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.80%, 12/01/43	160	129,010

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, M/F Housing (continued)
Series A, 3.85%, 06/01/46	$205	$160,805
Series A-1, (FHA 542(C)), 3.10%, 06/01/60	1,110	670,221
Series C-1, 3.15%, 12/01/49	400	266,940
Series C-1, 3.25%, 12/01/54	1,475	955,328
Series D-1, 2.55%, 12/01/50	420	259,831
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	3,100	2,984,947

		19,574,140

Michigan — 5.9%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,011
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	957,660
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,490	1,519,220
Series B, 2nd Lien, 5.50%, 07/01/52	3,525	3,670,678
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,606,727
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,563,779
Series B, Senior Lien, 5.50%, 07/01/52	3,525	3,675,264
Michigan Finance Authority, RB 4.00%, 02/15/47(b)	7,080	5,686,861
4.00%, 02/15/44	2,500	2,104,270
Series S, 5.00%, 11/01/44	1,555	1,522,600
Michigan Finance Authority, Refunding RB 5.00%, 11/15/41	5,560	5,464,385
4.00%, 11/15/46	570	462,851
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	215	208,010
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 3.80%, 10/01/38	1,690	1,514,115
Series A, 4.15%, 10/01/53	940	772,908
Series A, 2.70%, 10/01/56	2,655	1,552,777
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	730	745,139
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,795	1,587,765

		38,620,020

Minnesota — 2.4%
City of Maple Grove Minnesota, Refunding RB, 4.00%, 05/01/37	880	743,505
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	560	542,719
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	425	358,667
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	947,910
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,217,346
Series A, 5.25%, 02/15/53	415	415,084
Series A, 5.25%, 02/15/58	1,605	1,605,531
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	575	469,680

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	$290	$281,306
Minnesota Higher Education Facilities Authority, RB, Series 8-K, 4.00%, 03/01/43	385	313,660
Minnesota Housing Finance Agency, RB, Series H, (FHLMC, FNMA, GNMA), 3.00%, 07/01/52	1,740	1,622,251
Minnesota Housing Finance Agency, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 2.75%, 07/01/42	935	663,559
Series C, (FHLMC, FNMA, GNMA), 3.50%, 07/01/52	4,830	4,593,064

		15,774,282

Mississippi — 1.1%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,709,342
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(d)	2,000	2,030,952
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	330	334,770
Series A, 4.00%, 10/15/38	1,650	1,446,004

		7,521,068

Missouri — 2.6%
Health & Educational Facilities Authority of the State of Missouri, RB 4.13%, 02/15/43	300	261,512
4.00%, 06/01/53	2,075	1,669,425
Series A, 5.00%, 10/01/23(d)	500	507,559
Series A, 5.00%, 06/01/42	540	552,498
Series C-2, 5.00%, 10/01/34	1,000	1,015,592
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.50%, 05/01/43	305	308,401
Series A, 4.00%, 07/01/46	1,670	1,440,961
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 4.00%, 03/01/57	615	465,783
Class B, AMT, 5.00%, 03/01/54	3,530	3,281,096
Missouri Housing Development Commission, RB, S/F Housing
(FHLMC, FNMA, GNMA), 2.35%, 11/01/46	1,060	783,842
(FHLMC, FNMA, GNMA), 2.40%, 11/01/51	1,110	805,396
Series A, (FHLMC, FNMA, GNMA), 3.50%, 05/01/52	6,310	6,019,374

		17,111,439

Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	65	57,877
Series B-2, 3.60%, 12/01/47	105	104,895

		162,772

Nebraska — 0.1%
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/45	400	387,025

Nevada — 0.8%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	650	614,932
City of Las Vegas Nevada Special Improvement District No.809, SAB, 5.65%, 06/01/23	80	80,178

Security	Par (000)	Value

Nevada (continued)
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	$1,570	$1,361,314
Series A-1, (AGM), 4.00%, 06/01/46	1,250	1,050,297
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,000	963,407
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	285	269,794
5.00%, 07/01/45	730	668,283

		5,008,205

New Hampshire — 0.6%
New Hampshire Business Finance Authority, Refunding RB(c)
Series A, 3.63%, 07/01/43(a)	130	100,894
Series B, 4.63%, 11/01/42	2,095	1,749,065
Series B, AMT, 3.75%, 07/01/45(a)	395	301,033
Series C, AMT, 4.88%, 11/01/42	1,140	959,506
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, (FHA), 4.00%, 07/01/52	800	625,268

		3,735,766

New Jersey — 11.6%
Casino Reinvestment Development Authority, Inc., Refunding RB
Class D, 5.25%, 11/01/39	1,265	1,270,240
Class D, 5.25%, 11/01/44	1,885	1,885,775
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,195	1,047,640
New Jersey Economic Development Authority, ARB
AMT, 5.13%, 09/15/23	670	670,466
Series B, AMT, 5.63%, 11/15/30	660	644,897
New Jersey Economic Development Authority, RB 5.00%, 06/15/36	460	459,679
4.00%, 11/01/38	370	321,620
4.00%, 11/01/39	295	253,278
5.00%, 06/15/49	1,670	1,581,101
Class A, 5.25%, 11/01/47	4,795	4,727,678
Series A, 5.00%, 06/15/47	2,500	2,378,558
Series B, 4.50%, 06/15/40	1,270	1,155,169
Series EEE, 5.00%, 06/15/43	160	154,012
Series EEE, 5.00%, 06/15/48	2,705	2,565,273
Series LLL, 5.00%, 06/15/34	365	368,804
Series UU, 5.00%, 06/15/24(d)	80	82,252
Series UU, 5.00%, 06/15/40	345	337,273
Series WW, 5.00%, 06/15/36	210	209,853
AMT, (AGM), 5.00%, 01/01/31	790	789,516
AMT, (AGM), 5.13%, 07/01/42	200	200,349
AMT, 5.38%, 01/01/43	3,000	2,837,943
New Jersey Economic Development Authority, Refunding RB, AMT, 5.00%, 10/01/47	1,060	985,432
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	4,388	4,484,511
5.75%, 04/01/31	2,675	2,379,410
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	12,565	10,261,157
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	685	677,644
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	680	578,824

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	$3,390	$3,051,803
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,142,420
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, AMT, 3.80%, 10/01/32	1,100	1,006,033
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.13%, 06/15/39	1,040	911,358
Series AA, 5.50%, 06/15/39	3,510	3,518,070
Series AA, 5.00%, 06/15/45	900	859,935
Series AA, 5.00%, 06/15/46	400	381,382
Series AA, 3.00%, 06/15/50	130	81,136
Series S, 5.25%, 06/15/43	2,810	2,795,975
Series S, 5.00%, 06/15/46	2,070	1,971,901
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(f)	1,000	494,862
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.00%, 12/15/39	510	437,267
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/48	270	230,579
Series E, 5.00%, 01/01/45	4,450	4,481,715
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/35	625	609,718
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	275	214,419
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,340	1,340,880
Series A, 4.00%, 06/01/37	500	443,504
Series A, 5.25%, 06/01/46	4,955	4,752,108
Sub-Series B, 5.00%, 06/01/46	2,100	1,923,900

		75,957,319

New Mexico — 0.8%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	165,924
New Mexico Mortgage Finance Authority, RB, S/F Housing
Class A, (FHLMC, FNMA, GNMA), 3.00%, 03/01/53	3,030	2,832,123
Series C, (FHLMC, FNMA, GNMA), 4.25%, 03/01/53	2,110	2,096,618

		5,094,665

New York — 12.9%
City of New York, GO
Series A -1, 4.00%, 08/01/50	10,000	8,514,880
Series A-1, 4.00%, 09/01/46	2,175	1,839,861
Series C, 5.00%, 08/01/43	805	823,036
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,278,705
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	1,000	995,850
Series B, 5.25%, 11/15/38	2,970	2,956,103
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,950	1,722,809
Series C-1, 5.00%, 11/15/50	370	335,288
Series C-1, 5.25%, 11/15/55	1,040	976,633
Series C-1, 5.00%, 11/15/56	2,670	2,407,817

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series C-1, 5.25%, 11/15/56	$10	$9,489
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,000	763,559
Series A, 4.00%, 07/01/50	770	641,757
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	1,505	909,655
Series F-1, (FHA), 2.40%, 11/01/46	7,050	4,124,624
Series F-1, (FHA), 2.50%, 11/01/51	4,860	2,901,055
Series I-1, (FHA), 2.55%, 11/01/45	1,200	780,102
Series I-1, (FHA), 2.65%, 11/01/50	3,205	1,870,175
Series I-1, (FHA), 2.70%, 11/01/55	950	572,406
New York City Industrial Development Agency, Refunding RB
3.00%, 03/01/49	605	382,261
Series A, (AGM), 3.00%, 01/01/36	65	52,045
Series A, (AGM), 3.00%, 01/01/40	235	169,804
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	855	737,136
Series CC, 5.00%, 06/15/47	1,000	1,001,896
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, Subordinate, 4.00%, 05/01/45	1,615	1,394,662
Series F-1, Subordinate, 4.00%, 02/01/51	1,105	929,023
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,400	1,256,763
Series A, 6.25%, 06/01/41(c)	3,100	3,082,581
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/45	500	428,164
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	5,005	3,425,292
Series 1, 5.00%, 11/15/44(c)	4,920	4,305,930
Series 2, 5.15%, 11/15/34(c)	420	404,618
Series 2, 5.38%, 11/15/40(c)	1,450	1,397,205
Series A, 2.88%, 11/15/46	9,305	5,837,883
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,620	1,338,311
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	4,320	3,701,074
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,305	1,336,752
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.50%, 11/01/45	1,605	991,903
New York State Thruway Authority, Series B, Subordinate, 4.00%, 01/01/50	2,090	1,688,981
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 3.00%, 01/01/46	900	613,729
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	5,700	4,832,585
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,910	1,850,037
Port Authority of New York & New Jersey, ARB, 221st Series, AMT, 4.00%, 07/15/60	850	666,922

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	$1,190	$958,108
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	620	627,192
Series A, 4.00%, 11/15/54	710	590,746
Series A, 5.00%, 11/15/54	2,310	2,329,122
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	509,336
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	445	415,044
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	320	303,355

		83,982,264

North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing
(FHLMC, FNMA, GNMA), 3.75%, 07/01/52	1,735	1,673,826
Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	180	176,619
North Carolina Medical Care Commission, RB
4.00%, 11/01/52	400	332,976
Series A, 4.00%, 10/01/50	115	86,915
Series A, 5.00%, 10/01/50	305	272,565

		2,542,901

North Dakota — 0.4%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	695	680,128
North Dakota Housing Finance Agency, RB, S/F Housing, Series B, 3.00%, 07/01/52	1,760	1,631,390

		2,311,518

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 3.00%, 06/01/48	1,505	977,534
Series A-2, Class 1, 4.00%, 06/01/48	1,160	923,715
Series B-2, Class 2, 5.00%, 06/01/55	10,040	8,427,948
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	2,000	1,823,338
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	290	280,947
Series A, 4.00%, 12/01/44	365	305,322
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	550	519,396
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,085	852,720
Series A, 3.75%, 08/15/50	755	562,366
County of Montgomery Ohio, Refunding RB
4.00%, 11/15/42	655	535,138
4.00%, 08/01/46	2,525	2,077,605
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	1,135	975,742
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(c)	1,135	952,140
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	55	52,155
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,470	2,485,055
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,000	902,568

Security	Par (000)	Value

Ohio (continued)
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	$2,250	$1,747,080
The Ohio State University, Series A, 4.00%, 12/01/48	965	833,457

		25,234,226

Oklahoma — 0.8%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	740,104
Oklahoma Development Finance Authority, RB
Series B, 5.50%, 08/15/52	1,460	1,192,562
Series B, 5.50%, 08/15/57	625	500,441
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	1,780	1,628,253
Series C, 4.00%, 01/01/42	1,420	1,320,672

		5,382,032

Oregon — 1.3%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(f)	510	240,510
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,210	959,548
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(f)	530	239,934
Oregon Health & Science University, RB
Series A, 4.00%, 07/01/37	675	631,649
Series A, 5.00%, 07/01/42	600	611,928
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	1,475	1,456,046
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,290	1,251,234
Salem-Keizer School District No.24J, GO, CAB, Series A, (GTD), 0.00%, 06/15/40(f)	1,980	804,840
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	115	93,726
State of Oregon, GO, 3.00%, 12/01/51	1,325	1,297,600
Warm Springs Reservation Confederated Tribe, Refunding RB, Series B, 5.00%, 11/01/39(c)	650	673,156

		8,260,171

Pennsylvania — 6.6%
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(d)	2,500	2,530,030
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/50	1,305	1,057,967
Commonwealth Financing Authority, RB
5.00%, 06/01/34	750	767,944
(AGM), 4.00%, 06/01/39	1,365	1,241,766
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	870	688,741
Delaware River Port Authority, RB, 4.50%, 01/01/24(d)	1,500	1,521,282
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	950	902,390
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	715	578,579
Class B, 4.00%, 05/01/52	5,860	4,687,982
Series A, 5.00%, 09/01/43	905	892,540
Series A, 5.00%, 09/01/48	720	696,424
Series A, 4.00%, 09/01/49	1,380	1,116,699

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	$470	$380,772
AMT, 5.00%, 12/31/38	390	371,081
AMT, 5.00%, 06/30/42	2,455	2,291,701
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,816,677
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	100	64,955
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	1,680	1,412,220
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	1,000	809,721
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 2022, 4.25%, 10/01/52	3,125	3,085,428
Series 119, AMT, 3.50%, 10/01/36	1,015	890,558
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,380	1,340,119
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,170,796
Series A, Subordinate, 5.00%, 12/01/44	2,080	2,038,699
Series A, Subordinate, 4.00%, 12/01/49	1,075	859,581
Series B, Subordinate, 4.00%, 12/01/51	610	485,372
Pennsylvania Turnpike Commission, Refunding RB, Series B-2, (AGM), 5.00%, 06/01/35	1,640	1,697,105
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	1,250	1,199,114
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	1,870	1,551,010
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	865	887,708
(SAW), 5.00%, 03/01/43	590	602,648
Swarthmore Borough Authority, RB, 5.00%, 09/15/48	1,900	1,963,886
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,327,620

		42,929,115

Puerto Rico — 4.2%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	1,200	1,199,938
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,061	7,579,889
Series A-1, Restructured, 5.00%, 07/01/58	11,305	9,671,665
Series A-2, Restructured, 4.78%, 07/01/58	2,097	1,738,941
Series A-2, Restructured, 4.33%, 07/01/40	2,508	2,128,113
Series B-1, Restructured, 4.75%, 07/01/53	425	353,754
Series B-2, Restructured, 4.78%, 07/01/58	412	339,860
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	19,562	4,245,384

		27,257,544

Rhode Island — 2.6%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM GTD), 3.75%, 05/15/32	1,155	1,124,961
Rhode Island Housing and Mortgage Finance Corp., RB, M/F Housing Series 3-B, (FHA), 4.13%, 10/01/49	295	231,775

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Housing and Mortgage Finance Corp., RB, M/F Housing (continued)
Series 76-A, 3.00%, 10/01/51	$3,265	$3,016,285
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	760	661,960
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,000	993,836
Series A, 5.00%, 06/01/40	2,050	2,018,557
Series B, 4.50%, 06/01/45	5,215	4,815,891
Series B, 5.00%, 06/01/50	4,500	4,378,086

		17,241,351

South Carolina — 4.6%
Charleston County Airport District, ARB(d)
Series A, AMT, 5.50%, 07/01/23	2,000	2,025,711
Series A, AMT, 6.00%, 07/01/23	1,695	1,721,468
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	246,286
4.38%, 11/01/49	470	344,965
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/40(c)	485	418,611
5.00%, 04/01/44	200	173,993
4.00%, 04/01/49	200	143,199
5.00%, 04/01/49	270	228,188
4.00%, 04/01/54	210	145,450
5.00%, 04/01/54	490	406,479
5.00%, 01/01/55(c)	845	661,299
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,875	2,897,287
Series A, 5.00%, 05/01/43	1,680	1,629,472
Series A, 4.25%, 05/01/48	1,445	1,204,033
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(d)	555	576,341
AMT, 5.00%, 07/01/55	710	673,746
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,450	4,459,011
Series E, 5.00%, 12/01/48	440	423,378
Series E, 5.50%, 12/01/53	2,500	2,500,558
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/36	175	174,606
Series A, 5.00%, 12/01/50	1,035	965,098
Series E, 5.25%, 12/01/55	4,685	4,512,779
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series A, 3.00%, 01/01/52	1,130	1,066,147
Series A, 4.00%, 01/01/52	2,400	2,347,433

		29,945,538

South Dakota — 0.2%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(d)	740	759,297
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	705	572,788

		1,332,085

9

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 1.7%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	$115	$92,612
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	830,411
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	375	315,685
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,515	3,325,011
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	230	169,842
Series A, 5.25%, 10/01/58	2,860	2,692,247
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,460,505
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	1,310	1,262,222

		11,148,535

Texas — 8.9%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	65	44,401
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	440	441,397
City of Beaumont Texas, GO, 5.25%, 03/01/23(d)	2,340	2,356,190
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	225	225,021
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	130	127,915
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	1,175	1,195,631
Series A, AMT, 5.00%, 07/01/27	125	123,568
Series A, AMT, 4.00%, 07/01/46	1,390	1,141,405
Series A, AMT, 4.00%, 07/01/48	3,420	2,766,807
Sub-Series A, AMT, 4.00%, 07/01/47	690	562,868
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	850	858,387
El Paso Independent School District, GO
(PSF-GTD), 4.00%, 08/15/43	890	807,878
(PSF), 4.00%, 08/15/48	3,000	2,611,449
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(d)	565	568,540
Harris County Toll Road Authority Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43(b)	1,860	1,923,190
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(f)	11,690	3,726,772
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(f)	370	209,184
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,240	2,263,699
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(d)(f)	14,680	6,887,190
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(c)	455	389,025
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(f)	2,415	1,092,807

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB 4.25%, 01/01/49	$3,165	$2,718,602
Series A, 5.00%, 01/01/48	1,060	1,053,794
Red River Education Finance Corp., RB, 5.25%, 03/15/23(d)	1,820	1,834,196
San Antonio Public Facilities Corp., RB, Convertible, 4.00%, 09/15/42	5,150	4,327,221
San Antonio Water System, Refunding RB
Series A, Junior Lien, 5.00%, 05/15/48	945	958,827
Series C, Junior Lien, 5.00%, 05/15/46	1,515	1,539,485
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,690	1,317,206
Series A, 5.00%, 07/01/53	2,080	1,957,010
Series B, 5.00%, 07/01/36	1,500	1,526,506
Series B, 5.00%, 07/01/48	3,330	3,179,471
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	212,461
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 4.25%, 09/01/43	135	131,420
Series A, (GNMA), 3.63%, 09/01/44	385	323,223
Series A, (GNMA), 3.75%, 09/01/49	210	172,795
Texas Transportation Commission State Highway 249 System, RB, CAB, Series A, 5.00%, 08/01/57	1,085	994,356
Texas Transportation Commission, RB, CAB(f)
0.00%, 08/01/35	270	129,608
0.00%, 08/01/36	145	64,935
0.00%, 08/01/37	195	81,239
0.00%, 08/01/38	200	77,716
0.00%, 08/01/39	1,000	363,169
0.00%, 08/01/43	795	219,297
0.00%, 08/01/44	870	223,312
0.00%, 08/01/45	1,135	271,192
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	5,020	4,292,793

		58,293,158

Utah — 0.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	530	513,377
Series A, AMT, 5.00%, 07/01/47	665	635,690
Series A, AMT, 5.00%, 07/01/48	640	607,708
County of Utah, RB
Series A, 4.00%, 05/15/43	155	142,523
Series A, 3.00%, 05/15/50	710	473,459
Utah Charter School Finance Authority, RB
(UT CSCE), 5.00%, 10/15/48	360	360,894
Series A, 5.00%, 06/15/39(c)	200	180,034
Utah Charter School Finance Authority, Refunding RB 5.00%, 06/15/40(c)	150	131,019
(UT), 4.00%, 04/15/42	400	346,922
5.00%, 06/15/55(c)	385	309,021

		3,700,647

Vermont — 0.3%
University of Vermont and State Agricultural College, Refunding RB
4.00%, 10/01/37	500	475,828

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont (continued)
University of Vermont and State Agricultural College, Refunding RB (continued)
5.00%, 10/01/43	$1,470	$1,506,619
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	285	285,352

		2,267,799

Virginia — 2.2%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	490	371,271
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	4,055	3,488,435
Series A, Senior Lien, 4.00%, 07/01/55	5,405	4,573,273
Series A, Senior Lien, 4.00%, 07/01/60	1,505	1,232,730
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	585	505,924
4.00%, 09/01/48	375	266,919
Virginia Housing Development Authority, RB, M/F Housing
Series 1, (FHLMC, FNMA, GNMA), 2.55%, 11/01/50	840	505,260
Series B, 4.00%, 06/01/53	385	304,865
Series D, 3.90%, 10/01/48	1,430	1,167,821
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,130,755

		14,547,253

Washington — 2.6%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	440	326,655
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,470	1,417,348
Series C, AMT, 5.00%, 04/01/40	930	918,315
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	1,450	1,440,724
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	1,760	1,772,091
State of Washington, COP
Series B, 5.00%, 07/01/37	3,910	4,061,180
Series B, 5.00%, 07/01/38	650	673,256
Washington Health Care Facilities Authority, RB, Series A, Catholic Health Services, 5.75%, 01/01/23(d)	2,820	2,832,180
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	250	201,331
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	3,715	2,062,657
Washington State Housing Finance Commission, Refunding RB(c)
5.00%, 01/01/38	600	569,813
5.00%, 01/01/43	900	830,300

		17,105,850

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	2,910	2,248,871

Wisconsin — 1.6%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	385	339,118
Class A, 6.13%, 06/15/57	435	383,458
Series A, 4.00%, 11/15/37	100	83,049

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 07/15/39(c)	$100	$85,985
Series A, 5.00%, 10/15/40(c)	425	368,654
Series A, 5.00%, 11/15/41	270	255,300
Series A, 5.00%, 07/15/49(c)	245	194,419
Series A, 5.00%, 10/15/50(c)	540	439,554
Series A, 5.00%, 07/15/54(c)	115	88,703
Series A, 5.00%, 07/01/55(c)	300	239,914
Series A, 5.00%, 10/15/55(c)	560	446,857
Series A-1, 4.50%, 01/01/35(c)	230	202,258
Public Finance Authority, Refunding RB
5.00%, 09/01/49(c)	165	130,104
5.00%, 09/01/54(c)	130	99,929
Series A, 4.00%, 10/01/49	2,000	1,561,940
Series A, 5.00%, 11/15/49	335	297,841
AMT, 4.00%, 08/01/35	280	233,714
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	2,005	2,043,047
4.00%, 12/15/49	2,135	1,685,207
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	480	337,462
Series A, 4.45%, 05/01/57	575	484,788
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	665	671,627

		10,672,928

Wyoming — 0.7%
Wyoming Community Development Authority, RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 3.50%, 06/01/52	2,405	2,295,628
Wyoming Community Development Authority, Refunding RB, Series 3, (GNMA/FHLMC/FNMA COLL), 3.00%, 06/01/50	2,120	2,012,622

		4,308,250

Total Municipal Bonds — 140.7% (Cost: $1,026,410,554)		917,865,851

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	915	822,508

California — 2.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(k)	3,890	3,563,417
Sacramento Area Flood Control Agency, Refunding SAB
5.00%, 10/01/47	8,384	8,482,775
Series A, 5.00%, 10/01/43	2,775	2,821,733

		14,867,925

Colorado — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB(k)
Series A, AMT, 5.25%, 12/01/43	1,901	1,904,137

11

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB(k) (continued)
Series A, AMT, 5.25%, 12/01/48	$1,664	$1,612,161
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	4,650	4,041,499

		7,557,797

District of Columbia — 0.2%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	1,300	1,156,576

Florida — 0.6%
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	1,290	1,229,289
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,930	1,597,914
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(k)	1,771	1,381,620

		4,208,823

Georgia — 1.9%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	996	809,651
Main Street Natural Gas Inc., RB, Series B, 5.00%, 12/01/52(a)	11,928	11,776,307

		12,585,958

Illinois — 1.3%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	480	480,405
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27	5	4,554
Series C, 4.00%, 02/15/41	2,033	1,815,335
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	825	840,463
Series B, 5.00%, 01/01/40	3,329	3,376,932
Series C, 5.00%, 01/01/38	2,252	2,275,484

		8,793,173

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,450	1,151,141

Louisiana — 0.2%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25	1,245	1,265,706

Maryland — 0.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	1,499	1,503,059
Maryland Stadium Authority, RB, 5.00%, 05/01/42	1,740	1,781,197

		3,284,256

Massachusetts — 0.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, Series A, 4.00%, 06/01/45	1,502	1,340,275
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	3,359	3,226,173

		4,566,448

Security	Par (000)	Value

Michigan — 1.2%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	$5,670	$5,731,758
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,338	1,938,311

		7,670,069

Nebraska — 0.9%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	5,714	5,596,924

Nevada — 0.3%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	2,260	2,300,998

New York — 4.1%
City of New York, GO, Series D, 5.00%, 12/01/43(k)	2,620	2,670,827
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	3,990	4,008,430
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,907	2,638,538
New York City Municipal Water Finance Authority, Refunding RB
Series BB, 4.00%, 06/15/47	3,660	3,132,228
Series CC, 5.00%, 06/15/23	2,820	2,837,919
Series CC, 5.00%, 06/15/47	3,180	3,200,473
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42(k)	1,018	886,301
New York State Urban Development Corp., Refunding RB, Series A, 4.00%, 03/15/46	4,850	3,816,205
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,210	3,253,127

		26,444,048

North Carolina — 0.9%
Township of North Bergen New Jersey, Refunding GO, Series B, 5.00%, 10/01/25	5,550	5,834,832

Pennsylvania — 2.1%
Commonwealth of Pennsylvania, GO(k)
1st Series, 4.00%, 03/01/36	1,559	1,479,031
1st Series, 4.00%, 03/01/38	3,650	3,443,198
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(k)	2,597	2,390,813
Pennsylvania Turnpike Commission, RB, Series A, 5.50%, 12/01/42	4,017	4,087,377
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	2,533	2,568,763

		13,969,182

Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,980	1,680,916

Texas — 2.7%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23	4,560	4,581,519
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,297	2,068,621
Houston Community College System, GO, 4.00%, 02/15/23	4,395	4,406,528
Howe Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	1,095	1,017,020

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23	$4,456	$4,510,346
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	952	789,858
Series A, (GNMA), 3.75%, 09/01/49	678	562,175

		17,936,067

Virginia — 1.7%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(k)	2,320	2,394,267
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	4,868	4,390,605
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	5,321	4,344,007

		11,128,879

West Virginia — 0.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(k)	1,511	1,235,006

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	2,058	1,725,433
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,128,514
Series A, 4.30%, 11/01/53	1,395	1,164,973
Series A, 4.45%, 05/01/57	1,678	1,410,643

		5,429,563

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.4% (Cost: $173,472,959)		159,486,795

Total Long-Term Investments — 165.1% (Cost: $1,199,883,513)		1,077,352,646

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(l)(m)	11,004,322	11,003,221

Total Short-Term Securities — 1.7% (Cost: $11,003,221)		11,003,221

Total Investments — 166.8% (Cost: $1,210,886,734)		1,088,355,867
Other Assets Less Liabilities — 1.9%		12,418,141
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.4)%		(100,648,164)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.3)%		(347,800,000)

Net Assets Applicable to Common Shares — 100.0%		$652,325,844

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2024 to July 15, 2042, is $13,942,211.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

13

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,928,146	$8,076,943	(a)	$—	$(1,030)	$(838)	$11,003,221	11,004,322	$23,830	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	384	12/20/22	$42,504	$1,118,623
U.S. Long Bond	677	12/20/22	81,832	5,914,239
5-Year U.S. Treasury Note	346	12/30/22	36,898	575,761

				$7,608,623

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$917,865,851	$—	$917,865,851
Municipal Bonds Transferred to Tender Option Bond Trusts	—	159,486,795	—	159,486,795
Short-Term Securities
Money Market Funds	11,003,221	—	—	11,003,221

	$11,003,221	$1,077,352,646	$—	$1,088,355,867

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$7,608,623	$—	$—	$7,608,623

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(100,229,739)	$—	$(100,229,739)
VMTP Shares at Liquidation Value	—	(347,800,000)	—	(347,800,000)

	$—	$(448,029,739)	$—	$(448,029,739)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

15